IMPAIRMENT (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENTS
Reversal of impairment loss		R 2.3
Total reversal (impairment)		121.4	R (86.0)	R (3,041.4)
Rand Refinery
IMPAIRMENTS
(Impairments)			(119.6)	(119.6)
Reversal of impairment loss		119.6
Property, plant and equipment member
IMPAIRMENTS
(Impairments)		(0.5)	(5.1)	(2,603.3)
Property, plant and equipment member | Driefontein Assets [Member]
IMPAIRMENTS
(Impairments)	R 2,171.8
Property, plant and equipment member | Beatrix Assets [Member]
IMPAIRMENTS
(Impairments)	(166.9)
Property, plant and equipment member | Burnstone Assets [Member]
IMPAIRMENTS
(Impairments)				193.6
Goodwill
IMPAIRMENTS
(Impairments)			(54.3)	(436.3)
Goodwill | Driefontein Assets [Member]
IMPAIRMENTS
(Impairments)	166.9
Goodwill | Kloof Assets [Member]
IMPAIRMENTS
(Impairments)	(165.5)
Goodwill | Beatrix Assets [Member]
IMPAIRMENTS
(Impairments)	R (103.9)
Investment in equity-accounted investee
IMPAIRMENTS
(Impairments)			(14.3)	R (1.8)
Total reversal (impairment)		119.6	R (12.3)
Investment in equity-accounted investee | Rand Refinery
IMPAIRMENTS
Reversal of impairment loss		R 119.6